Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 12 – Subsequent Events

Management of the Company has performed a review of events and transactions occurring after the consolidated balance sheet date to determine if there were any such events or transactions requiring adjustment to or disclosure in the accompanying consolidated financial statements, noting none other than the following:

On August 8, 2023, the Company issued 1,254,818 shares of common stock to an investor satisfying $62,741 of common stock payable, see Note 6.

On August 10, 2023, the Company issued 2,559,600 shares of common stock to MCUS as the third and final tranche to satisfy $130,987 of common stock payable, see Note 6.